Primary Components of Assets Pledged as Collateral for Borrowings and Other Purposes (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments Owned and Pledged as Collateral [Line Items]
Restricted cash	2,111	72,806
Loans	7,276,007	5,862,846
Real estate	96,045	16,227
Other assets	12,529	5,455
Pledged Assets Separately Reported, Other, on Statement of Financial Position, at Fair Value, Total	18,167,268	16,010,016
Trading Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities	4,518,181	3,031,946
Available for sale Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities	1,194,725	1,933,160
Held-to-maturity Securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities	5,067,670	5,087,576